	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	379	0	0	0.00%
2	Data Integrity - Current UPB	379	0	0	0.00%
3	Data Integrity - Current Interest Rate	379	0	0	0.00%
4	Data Integrity - Marketable Title Date	33	2	2	6.06%
5	Data Integrity - Loan Status	379	0	0	0.00%
6	Data Integrity - Max Claim Amount	379	0	0	0.00%
7	Data Integrity - Called Due Date	266	12	12	4.51%
8	Data Integrity - UPB at Called Due Date	266	15	15	5.64%
9	Data Integrity - Original Note Rate	379	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	123	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	123	0	0	0.00%
12	Data Integrity - Debenture Rate	379	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	178	2	2	1.12%
14	Data Integrity - Closing Date	379	0	0	0.00%
15	Data Integrity - Amortization Type	379	0	0	0.00%
16	Data Integrity - FHA Case Number	379	0	0	0.00%
17	Data Integrity - Original Principal Limit	379	0	0	0.00%
18	FHA Insurance	1964	0	0	0.00%
19	Valuation Integrity	379	1	1	0.26%
20	Property Inspections	341	341	341	100.00%
21	Borrower's Age	341	6	6	1.76%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	279	70	70	25.09%
23	Property Preservation to Allowable Limit	347	1	1	0.29%
24	Tax and Insurance Disbursement Verification*	290	4	4	1.38%
25	Corporate Advance Disbursement Verification*	347	0	0	0.00%
26	Lien Search	191	29	23	12.04%
27	BPO Order	293	0	0	0.00%
	*individual disbursement transactions on loans within the sample population